Significant Portions of Current and Non-current Deferred Tax Assets and Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current deferred tax assets
Other	$ 1,203	$ 2,100
Current deferred tax assets	1,203	2,100
Non-current deferred tax assets
Net operating loss carryforwards	21,595	18,128
Other	1,384	1,833
Valuation allowance (net operating loss)	(678)
Non-current deferred tax assets, net	22,301	19,961
Non-current deferred tax liabilities
Containers, net	31,816	24,910
Other	905	726
Non-current deferred tax liabilities	32,721	25,636
Net deferred tax liability	$ 9,217	$ 3,575